Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
Schedule of Finance Lease Receivables	The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. These balances are analysed as follows:

	2025 £m	2024 £m
Not later than 1 year	7,799	6,160
Later than 1 year and not later than 2 years	5,143	5,215
Later than 2 years and not later than 3 years	4,116	4,268
Later than 3 years and not later than 4 years	2,713	2,846
Later than 4 years and not later than 5 years	404	502
Later than 5 years	189	294
Gross investment	20,364	19,285
Unearned future finance income	(2,427)	(2,362)
Rentals received in advance	(22)	(16)
Net investment	17,915	16,907
The Group’s finance lease assets are comprised as follows:

	2025 £m	2024 £m
Electric vehicles	1,502	996
Internal combustion engine vehicles	12,715	11,521
Self-charging hybrid vehicles	571	346
Plug-in hybrid vehicles	1,605	1,302
Other	1,522	2,742
Net investment	17,915	16,907